Net Loss per Share (Tables)	12 Months Ended
Mar. 31, 2022
Net Loss per Share
Schedule of computation of basic and diluted net loss per share

	Yen in thousands, except share and per share data
	For the years ended March 31,
	2022	2021	2020
Numerator:
Net loss	¥(97,080)	¥(25,798)	¥(48,334)
Denominator:
Weighted-average common shares outstanding used to compute net loss per share, basic and diluted	20,004,000	20,004,000	20,004,000
Basic and diluted net loss per share	¥(4.85)	¥(1.29)	¥(2.42)

Schedule of potentially dilutive shares have been excluded from calculation of diluted net loss per share

	March 31,
	2022	2021	2020
2nd and 3rd Series stock options outstanding	54,000	54,000	54,000
4th Series stock options outstanding	2,019,000	2,019,000	—
Total potentially dilutive shares	2,073,000	2,073,000	54,000